Related Party Transactions (Details) - Schedule of Related Party Transactions - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Chong Kin Fai [Member]
Related Party Transaction [Line Items]
Related party transactions, Amount		$ 63,735	$ (898)	$ 532
Relationship		A former director and principal owner of the Company	A former director and principal owner of the Company	A former director and principal owner of the Company
Note		Repayment of unsecured interest free loan payable, repayable on demand	Proceeds from unsecured interest free loan payable, repayable on demand	Cash advanced for unsecured interest free loan receivable, repayable on demand
Wong Kim Kwan Kings [Member]
Related Party Transaction [Line Items]
Related party transactions, Amount		$ 57,690	$ (467,315)	$ (293,410)
Relationship		Director and controlling shareholder of the Company	Director and controlling shareholder of the Company	Director and controlling shareholder of the Company
Note		Repayment of unsecured interest free loan payable, repayable on demand	Proceeds from unsecured interest free loan payable, repayable on demand	Proceeds from unsecured interest free loan payable, repayable on demand
Snow Bear Capital Limited [Member]
Related Party Transaction [Line Items]
Related party transactions, Amount		$ 429,065
Relationship		Shareholder of the Company
Note		Proceeds from unsecured interest free loan payable, repayable within one year from drawdown.
Beauty & Health International Company Limited (Customer B) [Member]
Related Party Transaction [Line Items]
Related party transactions, Amount	[1]		$ 1,281,077
Relationship	[1]		A company under common control
Note	[1]		Revenue - sale of caviar
Beauty & Health International E-Commerce Limited (Customer C) [Member]
Related Party Transaction [Line Items]
Related party transactions, Amount	[2]		$ 1,063,334
Relationship	[2]		A company under common control
Note	[2]		Revenue - sale of caviar
Mother Nature Health (HK) Limited (Customer E) [Member]
Related Party Transaction [Line Items]
Related party transactions, Amount	[2]		$ 797,872
Relationship	[2]		The Company’s former director was also this related company’s former director
Note	[2]		Revenue - sale of caviar
Sky Channel Management Limited [Member]
Related Party Transaction [Line Items]
Related party transactions, Amount	[3]		$ 1,418,141
Relationship	[3]		The Company’s principal owner was a former director of this related company
Note	[3]		Marketing expense
Chong Kin Fai [Member]
Related Party Transaction [Line Items]
Related party transactions, Amount			$ 64,101
Relationship			A former director and principal owner of the Company
Note			Amount receivable for issuance of common stock in Top Wealth International as of December 31, 2022. The amount was paid on May 13, 2023.
Wong Kim Kwan Kings [Member]
Related Party Transaction [Line Items]
Related party transactions, Amount			$ 576,912
Relationship			Director and controlling shareholder of the Company
Note			Conversion of unsecured interest free loan payable, repayable on demand into common stock in Top Wealth International

[1]	The transaction with this related party was ceased after August 31, 2022.
[2]
(b)	The transaction with this related party started on September 3, 2022. The controlling shareholder disposed all of his interest in this related party on 28 August 2022. These transactions were not considered as related party transactions in the year ended December 31, 2023

[3]
(d)	The transaction with this related party was ceased after December 31, 2022.